Other assets-Other / Other liabilities - Schedule of finite-lived intangible assets by type (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 66,199	¥ 64,330
Accumulated amortization	(58,914)	(55,715)
Net carrying amount	7,285	8,615
Client relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	64,357	63,331
Accumulated amortization	(57,680)	(55,342)
Net carrying amount	6,677	7,989
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,842	999
Accumulated amortization	(1,234)	(373)
Net carrying amount	¥ 608	¥ 626